UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-04471

Value Line Core Bond Fund.
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1: Schedule of Investments
A copy of the Schedule of Investments for the period ended 9/30/2014 is included with this Form.

Value Line Core Bond Fund Schedule of Investments (unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES (1.0%)
$228,695	Ford Credit Auto Lease Trust, Series 2013-B, Class A2B, 0.42%, 1/15/16 (1)	$228,782
350,000	Ford Credit Auto Owner Trust, Series 2013-D, Class A3, 0.67%, 4/15/18	349,712
245,000	Ford Credit Floorplan Master Owner Trust A, Series 2013-1, Class A1, 0.85%, 1/15/18	245,291
	TOTAL ASSET-BACKED SECURITIES (Cost $824,176) (1.0%)	823,785
COMMERCIAL MORTGAGE-BACKED SECURITIES (5.4%)
350,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	375,379
700,000	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39	754,020
200,000	FREMF Mortgage Trust, Series 2012-K711, Class B, 3.68%, 8/25/45 (1) (2)	202,649
279,197	FREMF Mortgage Trust, Series 2013-KF02, Class B, 2.82%, 12/25/45 (1) (2)	288,864
200,000	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.27%, 4/25/46 (1) (2)	197,624
340,834	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	324,854
600,000	GNMA, Series 2013-12, Class B, 2.45%, 11/16/52 (1)	566,060
435,868	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53 (1)	413,471
111,499	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class A3A2, 4.93%, 9/12/37	111,518
267,404	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (1)	294,291
200,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	201,788
194,808	Sequoia Mortgage Trust, Series 2004-8, Class A1, 0.85%, 9/20/34 (1)	187,048
195,229	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A2, 2.39%, 6/25/34 (1)	188,241
289,720	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 2.24%, 4/25/45 (1)	293,644
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,532,691) (5.4%)	4,399,451
CORPORATE BONDS & NOTES (48.5%)
	BASIC MATERIALS (4.2%)
200,000	ArcelorMittal, Senior Unsecured Notes, 5.00%, 2/25/17	206,980
150,000	ArcelorMittal, Senior Unsecured Notes, 7.50%, 10/15/39	154,500

Principal Amount		Value
$250,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	$245,000
350,000	Glencore Funding LLC, Guaranteed Notes, 4.13%, 5/30/23 (2)	346,397
300,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	310,378
500,000	Methanex Corp., Senior Unsecured Notes, 3.25%, 12/15/19	507,611
500,000	Mosaic Co. (The), Senior Unsecured Notes, 5.45%, 11/15/33	552,677
300,000	Southern Copper Corp., Senior Unsecured Notes, 7.50%, 7/27/35	357,681
250,000	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, 8/15/19	264,062
200,000	Vale Overseas Ltd., Guaranteed Notes, 5.63%, 9/15/19	223,335
250,000	Vale S.A., Senior Unsecured Notes, 5.63%, 9/11/42	244,605
		3,413,226
	COMMUNICATIONS (4.4%)
150,000	Baidu, Inc., Senior Unsecured Notes, 2.75%, 6/9/19	148,945
500,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	493,764
350,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 3.80%, 3/15/22	355,730
250,000	Expedia, Inc., Guaranteed Notes, 4.50%, 8/15/24 (3)	247,774
500,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, 11/15/20	513,750
250,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24 (2)	257,500
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	285,825
300,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (2)	303,243
100,000	Thomson Reuters Corp., Senior Unsecured Notes, 3.85%, 9/29/24	99,239
450,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, 9/15/16	461,831
150,000	Verizon Communications, Inc., Senior Unsecured Notes, 6.55%, 9/15/43	187,409
200,000	Viacom, Inc., Senior Unsecured Notes, 3.88%, 4/1/24	199,170
		3,554,180
	CONSUMER, CYCLICAL (3.8%)
300,000	CVS Health Corp., Senior Unsecured Notes, 6.60%, 3/15/19	351,290
250,000	D.R. Horton, Inc., Guaranteed Notes, 6.50%, 4/15/16	267,500
250,000	Delphi Corp., Guaranteed Notes, 6.13%, 5/15/21	274,375
250,000	Ford Motor Co., Senior Unsecured Notes, 7.45%, 7/16/31	330,081
275,000	Kia Motors Corp., Senior Unsecured Notes, 3.63%, 6/14/16 (2)	285,446

		1

September 30, 2014

Principal Amount		Value
$200,000	L Brands, Inc., Guaranteed Notes, 6.63%, 4/1/21	$220,000
250,000	Macy’s Retail Holdings, Inc., Guaranteed Notes, 4.38%, 9/1/23	263,780
100,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (2)	100,138
200,000	Ryland Group, Inc. (The), Guaranteed Notes, 6.63%, 5/1/20	212,000
300,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 3.13%, 2/15/23	287,513
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	246,330
200,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Unsecured Notes, 7.75%, 8/15/20	212,250
		3,050,703
	CONSUMER, NON-CYCLICAL (4.9%)
400,000	Amgen, Inc., Senior Unsecured Notes, 2.50%, 11/15/16	411,319
250,000	Boston Scientific Corp., Senior Unsecured Notes, 2.65%, 10/1/18	252,447
350,000	Celgene Corp., Senior Unsecured Notes, 4.00%, 8/15/23	364,103
200,000	Cigna Corp., Senior Unsecured Notes, 2.75%, 11/15/16	206,723
281,000	ConAgra Foods, Inc., Senior Unsecured Notes, 3.20%, 1/25/23	269,501
200,000	Constellation Brands, Inc., Guaranteed Notes, 4.25%, 5/1/23	195,250
300,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	304,906
250,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	273,020
250,000	Gilead Sciences, Inc., Senior Unsecured Notes, 3.05%, 12/1/16	260,419
250,000	HJ Heinz Co., Secured Notes, 4.25%, 10/15/20	248,438
350,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	374,261
350,000	Mylan, Inc., Senior Unsecured Notes, 1.35%, 11/29/16	349,958
150,000	Mylan, Inc., Senior Unsecured Notes, 5.40%, 11/29/43	158,976
250,000	Service Corp. International, Senior Unsecured Notes, 7.00%, 6/15/17	272,500
		3,941,821
	ENERGY (4.8%)
300,000	Anadarko Petroleum Corp., Senior Unsecured Notes, 6.38%, 9/15/17	340,055
200,000	Antero Resources Corp., Guaranteed Notes, 5.13%, 12/1/22 (2)	194,500
250,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, 12/1/17	255,089
350,000	Devon Energy Corp., Senior Unsecured Notes, 1.20%, 12/15/16	350,261
200,000	Energy Transfer Partners L.P., Senior Unsecured Notes, 5.95%, 10/1/43	214,409

Principal Amount		Value
$200,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	$205,388
200,000	Hess Corp., Senior Unsecured Notes, 5.60%, 2/15/41	225,261
200,000	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 2.65%, 2/1/19	199,405
150,000	Marathon Petroleum Corp., Senior Unsecured Notes, 4.75%, 9/15/44	143,995
200,000	Petrobras Global Finance B.V., Guaranteed Notes, 3.11%, 3/17/20 (1)	203,740
300,000	Petrobras Global Finance B.V., Guaranteed Notes, 6.25%, 3/17/24	314,289
250,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	265,408
200,000	Rowan Companies, Inc., Guaranteed Notes, 7.88%, 8/1/19	241,808
350,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	375,401
150,000	Valero Energy Corp., Guaranteed Notes, 6.63%, 6/15/37	179,080
200,000	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, 3/15/19	205,500
		3,913,589
	FINANCIAL (21.9%)
250,000	Aircastle Ltd., Senior Unsecured Notes, 4.63%, 12/15/18	250,000
200,000	Ally Financial, Inc., Guaranteed Notes, 4.63%, 6/26/15	202,780
200,000	Ally Financial, Inc., Senior Unsecured Notes, 3.25%, 9/29/17	197,500
250,000	American Express Co., Senior Unsecured Notes, 0.82%, 5/22/18 (1)	252,157
500,000	American International Group, Inc., Senior Unsecured Notes, 3.38%, 8/15/20	514,955
300,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (2)	302,579
300,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21	329,250
500,000	Bank of America Corp. MTN, Subordinated Notes, 4.20%, 8/26/24	495,677
250,000	Bank of America Corp., Series L, Senior Unsecured Notes, 1.35%, 11/21/16	250,338
300,000	Bank of China Hong Kong Ltd., Senior Unsecured Notes, 3.75%, 11/8/16 (2)	312,801
500,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	565,029
250,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	250,610
300,000	Branch Banking & Trust Co., Senior Unsecured Notes, 1.05%, 12/1/16	300,059
150,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	150,375
350,000	Citigroup, Inc., Senior Unsecured Notes, 1.70%, 7/25/16	353,547
350,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	363,670
350,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	354,166

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Guaranteed Notes, 3.95%, 11/9/22	$502,129
250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (2)	249,605
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21 (3)	217,069
350,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	367,973
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.38%, 1/15/23	246,208
300,000	First Horizon National Corp., Senior Unsecured Notes, 5.38%, 12/15/15	314,424
300,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.72%, 12/6/17	297,885
250,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 1.00%, 8/11/15 (1)	251,602
250,000	General Motors Financial Co., Inc., Guaranteed Notes, 2.75%, 5/15/16	251,875
372,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 10/1/16	403,927
200,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	238,757
350,000	Hartford Financial Services Group, Inc. (The), Senior Unsecured Notes, 4.00%, 10/15/17	374,518
350,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	354,698
500,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	549,675
300,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	315,715
250,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, 3/15/17	247,500
200,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (2)	225,000
150,000	Jefferies Group LLC, Senior Unsecured Notes, 8.50%, 7/15/19	185,342
200,000	Jefferies Group LLC, Senior Unsecured Notes, 6.25%, 1/15/36	210,521
300,000	JPMorgan Chase Bank NA, Subordinated Notes, 6.00%, 10/1/17	335,417
250,000	KeyCorp. MTN, Senior Unsecured Notes, 5.10%, 3/24/21	278,463
250,000	Korea Development Bank (The), Senior Unsecured Notes, 4.00%, 9/9/16	263,132
160,000	Macquarie Bank Ltd., Senior Unsecured Notes, 5.00%, 2/22/17 (2)	172,424
250,000	Macquarie Bank Ltd., Senior Unsecured Notes, 2.60%, 6/24/19 (2)	249,797
500,000	Morgan Stanley, Senior Unsecured Notes, 4.75%, 3/22/17	537,305
300,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	300,526
500,000	PNC Funding Corp., Guaranteed Notes, 5.13%, 2/8/20	563,750

Principal Amount		Value
$350,000	ProLogis L.P., Guaranteed Notes, 2.75%, 2/15/19	$353,490
250,000	Regions Financial Corp., Senior Unsecured Notes, 2.00%, 5/15/18	247,048
250,000	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 1.88%, 3/31/17	250,128
500,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 3.00%, 9/24/15	509,095
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21	278,699
250,000	Standard Chartered PLC, Subordinated Notes, 5.70%, 3/26/44 (2)	264,195
350,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	351,996
250,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	250,685
200,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	201,807
350,000	Wells Fargo & Co., Senior Unsecured Notes, 5.63%, 12/11/17	391,833
300,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	362,628
150,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21	173,519
150,000	XLIT Ltd., Guaranteed Notes, 5.25%, 12/15/43	164,947
		17,750,800
	INDUSTRIAL (2.4%)
200,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	221,250
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.05%, 3/15/22	249,043
200,000	Lafarge S.A., Senior Unsecured Notes, 6.20%, 7/9/15 (2)	206,740
250,000	Masco Corp., Senior Unsecured Notes, 7.13%, 3/15/20	287,500
133,000	Owens Corning, Inc., Guaranteed Notes, 6.50%, 12/1/16	146,519
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	245,530
300,000	Textron, Inc., Senior Unsecured Notes, 6.20%, 3/15/15	307,561
300,000	Valmont Industries, Inc., Guaranteed Notes, 5.00%, 10/1/44	294,315
		1,958,458
	TECHNOLOGY (0.9%)
200,000	Seagate HDD Cayman, Guaranteed Notes, 4.75%, 1/1/25 (2)	199,000
500,000	Xerox Corp., Senior Unsecured Notes, 2.80%, 5/15/20	493,024
		692,024

3

September 30, 2014

Principal Amount		Value
	UTILITIES (1.2%)
$200,000	Consumers Energy Co., 3.13%, 8/31/24	$198,766
300,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	332,635
380,000	Florida Power & Light Co., 4.95%, 6/1/35	434,623
		966,024
	TOTAL CORPORATE BONDS & NOTES (Cost $38,942,942) (48.5%)	39,240,825
FOREIGN GOVERNMENT OBLIGATIONS (0.9%)
300,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20	333,000
350,000	Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	359,625
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $675,039) (0.9%)	692,625
LONG-TERM MUNICIPAL SECURITIES (2.4%)
	CALIFORNIA (0.5%)
85,000	University of California, Taxable General Revenue Bonds, Series AG, 4.06%, 5/15/33	86,402
200,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	201,850
125,000	Los Angeles Unified School District, General Obligation Unlimited, Qualified School Construction Bonds, Series J-1, 5.98%, 5/1/27	153,619
		441,871
	ILLINOIS (0.3%)
250,000	Illinois State, General Obligation Unlimited, 4.96%, 3/1/16	262,865
	NEW YORK (0.4%)
300,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	301,764
	TEXAS (0.9%)
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	268,300
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	469,000
		737,300

Principal Amount		Value
	VIRGINIA (0.2%)
$100,000	City of Norfolk, Taxable Build America Bonds, General Obligation Unlimited, Series B, 5.91%, 3/1/29	$122,900
	WASHINGTON (0.1%)
75,000	City of Seattle Washington, Municipal Light & Power Revenue, Refunding Revenue Bonds, Taxable Clean Renewable Energy Bonds, Series. C, 3.50%, 6/1/30	73,664
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,937,231) (2.4%)	1,940,364
U.S. GOVERNMENT AGENCY OBLIGATIONS (23.2%)
86,519	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	95,246
58,157	FHLMC Gold PC Pool #A29633, 5.00%, 1/1/35	64,199
55,947	FHLMC Gold PC Pool #A56491, 5.00%, 1/1/37	61,568
718,752	FHLMC Gold PC Pool #A95803, 4.00%, 12/1/40	758,396
175,331	FHLMC Gold PC Pool #A97264, 4.00%, 2/1/41	184,842
18,072	FHLMC Gold PC Pool #B12822, 5.00%, 3/1/19	19,089
8,155	FHLMC Gold PC Pool #B17398, 4.50%, 12/1/19	8,654
41,232	FHLMC Gold PC Pool #B18034, 4.50%, 4/1/20	43,526
100,334	FHLMC Gold PC Pool #C09004, 3.50%, 7/1/42	102,534
21,905	FHLMC Gold PC Pool #C91413, 3.50%, 12/1/31	22,814
479,745	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	510,801
1,580	FHLMC Gold PC Pool #E92226, 5.00%, 11/1/17	1,667
2,094	FHLMC Gold PC Pool #E92829, 5.00%, 12/1/17	2,210
24,867	FHLMC Gold PC Pool #E93499, 5.00%, 12/1/17	26,240
2,964	FHLMC Gold PC Pool #E98960, 5.00%, 9/1/18	3,129
253,277	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	258,828
39,153	FHLMC Gold PC Pool #G08184, 5.00%, 1/1/37	43,136
5,073	FHLMC Gold PC Pool #G11986, 5.00%, 4/1/21	5,448
7,275	FHLMC Gold PC Pool #G12319, 5.00%, 6/1/21	7,813
42,212	FHLMC Gold PC Pool #G18044, 4.50%, 3/1/20	45,139
7,140	FHLMC Gold PC Pool #J00118, 5.00%, 10/1/20	7,560
140,431	FHLMC Gold PC Pool #J00139, 5.00%, 10/1/20	148,607

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$36,501	FHLMC Gold PC Pool #J03233, 5.00%, 8/1/21	$39,034
347,541	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	372,928
36,096	FHLMC Gold PC Pool #Q01181, 4.50%, 6/1/41	38,967
129,916	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	132,764
203,147	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	207,599
456,293	FHLMC Gold PC Pool #Q11556, 3.00%, 10/1/42	451,138
451,203	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	447,653
64,212	FHLMC REMIC Trust Series 2643, Class ME, 3.50%, 3/15/18	65,225
500,000	FNMA, 1.10%, 7/11/17	499,105
16,243	FNMA Pool #254383, 7.50%, 6/1/32	19,224
45,360	FNMA Pool #254476, 5.50%, 9/1/32	50,942
34,884	FNMA Pool #254684, 5.00%, 3/1/18	36,836
94,080	FNMA Pool #255496, 5.00%, 11/1/34	104,023
7,436	FNMA Pool #255580, 5.50%, 2/1/35	8,328
4,500	FNMA Pool #258149, 5.50%, 9/1/34	5,025
28,505	FNMA Pool #412682, 6.00%, 3/1/28	32,586
3,045	FNMA Pool #511823, 5.50%, 5/1/16	3,220
186	FNMA Pool #568625, 7.50%, 1/1/31	192
30,034	FNMA Pool #571090, 7.50%, 1/1/31	30,597
918	FNMA Pool #573935, 7.50%, 3/1/31	944
13,279	FNMA Pool #622373, 5.50%, 12/1/16	14,047
20,584	FNMA Pool #623503, 6.00%, 2/1/17	21,271
108,380	FNMA Pool #626440, 7.50%, 2/1/32	123,782
11,795	FNMA Pool #631328, 5.50%, 2/1/17	12,481
1,204	FNMA Pool #638247, 5.50%, 5/1/17	1,274
1,129	FNMA Pool #643277, 5.50%, 4/1/17	1,195
9,959	FNMA Pool #685183, 5.00%, 3/1/18	10,513
1,698	FNMA Pool #688539, 5.50%, 3/1/33	1,899
19,964	FNMA Pool #703936, 5.00%, 5/1/18	21,079
37,724	FNMA Pool #726889, 5.50%, 7/1/33	42,175
91,562	FNMA Pool #735224, 5.50%, 2/1/35	102,715
24,266	FNMA Pool #763393, 5.50%, 2/1/34	27,000
5,298	FNMA Pool #769682, 5.00%, 3/1/34	5,861
69,525	FNMA Pool #769862, 5.50%, 2/1/34	77,889
1,086	FNMA Pool #778141, 5.00%, 5/1/34	1,202
968	FNMA Pool #789150, 5.00%, 10/1/34	1,071
11,095	FNMA Pool #797154, 5.50%, 11/1/34	12,346
34,262	FNMA Pool #801063, 5.50%, 11/1/34	38,374
25,715	FNMA Pool #803675, 5.50%, 12/1/34	28,811
28,708	FNMA Pool #804683, 5.50%, 12/1/34	31,943
13,454	FNMA Pool #910242, 5.00%, 3/1/37	14,890
164,063	FNMA Pool #919584, 6.00%, 6/1/37	185,475
62,836	FNMA Pool #975116, 5.00%, 5/1/38	69,304
27,533	FNMA Pool #AA2531, 4.50%, 3/1/39	29,733
88,515	FNMA Pool #AB2053, 3.50%, 1/1/26	93,249
399,418	FNMA Pool #AB2346, 4.50%, 2/1/41	432,028
283,180	FNMA Pool #AB5231, 2.50%, 5/1/27	286,485
379,005	FNMA Pool #AB5716, 3.00%, 7/1/27	391,687
608,471	FNMA Pool #AB8144, 5.00%, 4/1/37	672,332
418,153	FNMA Pool #AC8908, 4.50%, 1/1/40	452,142

Principal Amount		Value
$34,594	FNMA Pool #AD1035, 4.50%, 2/1/40	$37,409
159,372	FNMA Pool #AD8536, 5.00%, 8/1/40	176,130
214,113	FNMA Pool #AE1853, 4.00%, 8/1/40	225,949
223,660	FNMA Pool #AH3226, 5.00%, 2/1/41	247,838
181,685	FNMA Pool #AH8932, 4.50%, 4/1/41	196,513
46,241	FNMA Pool #AI0620, 4.50%, 5/1/41	50,000
261,905	FNMA Pool #AJ5888, 4.50%, 11/1/41	283,644
64,599	FNMA Pool #AJ9278, 3.50%, 12/1/41	66,150
200,000	FNMA Pool #AL3272, 5.00%, 2/1/25	220,590
7,874	FNMA Pool #AL5259, 3.50%, 5/1/29	8,287
391,621	FNMA Pool #AQ0287, 3.00%, 10/1/42	387,045
129,507	FNMA Pool #AR2174, 3.00%, 4/1/43	127,919
413,247	FNMA Pool #AR6394, 3.00%, 2/1/43	408,546
200,000	FNMA Pool #AS3155, 4.00%, 8/1/44	211,056
149,767	FNMA Pool #AS3157, 4.00%, 8/1/44	158,045
193,885	FNMA Pool #AU2135, 2.50%, 8/1/28	196,149
298,084	FNMA Pool #AU4279, 3.00%, 9/1/43	294,262
544,991	FNMA Pool #AW5055, 3.50%, 7/1/44	558,283
195,681	FNMA Pool #AW6645, 3.00%, 6/1/29	201,825
197,523	FNMA Pool #AW7362, 2.50%, 8/1/29	198,895
420,000	FNMA Pool #AX1138, 3.50%, 9/1/44	429,872
468,248	FNMA Pool #MA0641, 4.00%, 2/1/31	500,656
1,279,366	FNMA Pool #MA1107, 3.50%, 7/1/32	1,334,978
500,000	FNMA Pool TBA, 4.00%, 10/1/44	526,906
750,000	FNMA Pool TBA, 4.50%, 10/1/44	809,180
300,000	FNMA Pool TBA, 5.00%, 10/1/44	331,003
26,424	FNMA REMIC Trust Series 2003-38, Class TC, 5.00%, 3/25/23	27,470
174,147	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	171,751
410,655	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	414,808
1,797	GNMA I Pool #429786, 6.00%, 12/15/33	2,078
31,536	GNMA I Pool #548880, 6.00%, 12/15/31	35,593
27,987	GNMA I Pool #551762, 6.00%, 4/15/32	32,161
3,099	GNMA I Pool #557681, 6.00%, 8/15/31	3,498
13,299	GNMA I Pool #582415, 6.00%, 11/15/32	15,218
54,747	GNMA I Pool #583008, 5.50%, 6/15/34	61,521
46,272	GNMA I Pool #605025, 6.00%, 2/15/34	53,158
18,141	GNMA I Pool #605245, 5.50%, 6/15/34	20,265
31,806	GNMA I Pool #610944, 5.50%, 4/15/34	35,370
38,317	GNMA I Pool #622603, 6.00%, 11/15/33	44,022
5,342	GNMA I Pool #626480, 6.00%, 2/15/34	6,137
33,595	GNMA II Pool #3645, 4.50%, 12/20/19	35,278
874,617	GNMA II Pool #5260, 4.50%, 12/20/41	951,937
290,404	GNMA II Pool #5332, 4.00%, 3/20/42	308,403
234,511	GNMA II Pool #MA1520, 3.00%, 12/20/43	236,523
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $18,674,723) (23.2%)	18,814,350
U.S. TREASURY OBLIGATIONS (14.7%)
	U.S. TREASURY NOTES & BONDS (14.7%)
350,000	U.S. Treasury Bonds, 7.88%, 2/15/21	471,953
600,200	U.S. Treasury Bonds, 2.00%, 1/15/26 (4)	683,149

5

September 30, 2014

Principal Amount		Value
$750,000	U.S. Treasury Bonds, 5.25%, 11/15/28	$964,921
500,000	U.S. Treasury Bonds, 4.38%, 2/15/38	606,953
250,000	U.S. Treasury Bonds, 4.38%, 5/15/40	305,703
625,000	U.S. Treasury Bonds, 3.63%, 8/15/43	675,586
275,000	U.S. Treasury Bonds, 3.63%, 2/15/44	297,172
800,000	U.S. Treasury Bonds, 3.38%, 5/15/44	826,000
480,000	U.S. Treasury Notes, 0.25%, 11/30/15	480,300
400,000	U.S. Treasury Notes, 1.38%, 11/30/15	405,422
600,000	U.S. Treasury Notes, 1.50%, 6/30/16	610,617
900,000	U.S. Treasury Notes, 1.00%, 8/31/16	907,312
600,000	U.S. Treasury Notes, 0.88%, 12/31/16	601,594
200,000	U.S. Treasury Notes, 0.75%, 3/15/17 (3)	199,625
450,000	U.S. Treasury Notes, 0.75%, 12/31/17	442,828
300,000	U.S. Treasury Notes, 1.38%, 12/31/18	296,930
100,000	U.S. Treasury Notes, 1.50%, 3/31/19	99,219
500,000	U.S. Treasury Notes, 3.13%, 5/15/19	531,289
500,000	U.S. Treasury Notes, 1.63%, 6/30/19 (3)	497,344
700,000	U.S. Treasury Notes, 2.25%, 4/30/21	703,500
600,000	U.S. Treasury Notes, 2.13%, 6/30/21	597,375
550,000	U.S. Treasury Notes, 2.75%, 2/15/24	562,934
100,000	U.S. Treasury Notes, 2.50%, 5/15/24	100,063
		11,867,789
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,897,168) (14.7%)	11,867,789

Shares		Value
SHORT-TERM INVESTMENTS (4.9%)
	MONEY MARKET FUNDS (4.9%)
3,977,010	State Street Institutional Liquid Reserves Fund	$3,977,010
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,977,010) (4.9%)	3,977,010
	TOTAL INVESTMENT SECURITIES (101.0%) (Cost $81,460,980)	$81,756,199

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.0%)		(807,913)
NET ASSETS (5) (100%)		$80,948,286
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($80,948,286 ÷ 16,403,663 shares outstanding)		$4.93

(1)	The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	A portion or all of the security was held on loan. As of September 30, 2014, the market value of the securities on loan was $866,056.
(4)	Treasury Inflation Protected Security (TIPS).
(5)
For federal income tax purposes, the aggregate cost was $81,460,980, aggregate gross unrealized appreciation was $1,007,649, aggregate gross unrealized depreciation was $712,430 and the net unrealized appreciation was $295,219.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
TBA	To Be Announced.

6

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$823,785	$-	$823,785
Commercial Mortgage-Backed Securities	-	4,399,451	-	4,399,451
Corporate Bonds & Notes	-	39,240,825	-	39,240,825
Foreign Government Obligations	-	692,625	-	692,625
Long-Term Municipal Securities	-	1,940,364	-	1,940,364
U.S. Government Agency Obligations	-	18,814,350	-	18,814,350
U.S. Treasury Obligations	-	11,867,789	-	11,867,789
Short-Term Investments	-	3,977,010	-	3,977,010
Total Investments in Securities	$-	$81,756,199	$-	$81,756,199

*See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2014